Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal examinations by tax authorities for years before 2022 and for state examinations before 2019. Regarding foreign subsidiaries, the Company is no longer subject to examination by tax authorities for years before 2015 in Asia and generally 2017 in Europe.

On July 4, 2025, the United States Congress enacted The One Big Beautiful Bill Act (the “Act”) which includes several significant corporate provisions, including the restoration of 100% bonus depreciation; the immediate expensing of domestic research and experimentation expenditures; modifications to the Section 163(j) interest limitations; and updates to the rules for global intangible low-taxes income and foreign-derived intangible income. The Company recognized the impacts of the Act provisions in our financial results to the extent they are applicable to the year ended December 31, 2025. We will continue to evaluate the impact of these provisions on our 2026 and subsequent consolidated financial statements, including impacts to our international tax calculations.

Election to Expense Domestic Research and Experimentation Costs

In accordance with the requirements of Section 174 of the Internal Revenue Code, effective for the years beginning after December 31, 2021, taxpayers are required to capitalize and amortize domestic research and experimentation (R&E) expenditures over a five-year period. During 2025, the Company elected, pursuant to provisions issued under the Act to expense over two years the prior year capitalization of domestic R&E.

As a result of this election in 2025, the Company recognized an accelerated deduction for previously capitalized R&E expenditures incurred in the prior year, resulting in a reduction in taxable income for 2025 of approximately $11.4 million. The Company’s deferred tax assets reflect the impact of the election, and the Company believes it is more likely than not that its deferred tax assets will be realized, based on the Company’s forecasted taxable income.

The components of income from operations before income taxes and the provision for income taxes are as follows:

Domestic and foreign income before taxes is as follows:

	Years Ended December 31,
	2025	2024	2023
Domestic	$34,102	$29,224	$51,550
Foreign	60,948	32,584	31,750
	$95,050	$61,808	$83,300

Federal, state and foreign income tax expense (benefit) consists of the following:

	Years Ended December 31,
	2025	2024	2023
Current:
Federal	$5,226	$11,473	$11,403
State	2,173	895	975
Foreign	12,162	6,515	963
	19,561	18,883	13,341
Deferred:
Federal	300	(5,200)	(3,128)
State	180	(442)	(139)
Foreign	898	(625)	(605)
	1,378	(6,267)	(3,872)
	$20,939	$12,616	$9,469

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 1, "Description of Business and Summary of Significant Accounting Policies" under the caption “Recently Issued Accounting Standards – Recently Adopted Accounting Standards”, the reconciliation of taxes at the federal statutory rate to our provision for income taxes was as follows:

	Years Ended December 31,
	2025		2024		2023
	Tax Expense	Tax Rate	Tax Expense	Tax Rate	Tax Expense	Tax Rate
U.S. Federal statutory income tax rate	$19,961	21.0%	$12,980	21.0%	$17,493	21.0%
State and local income taxes, net of federal income tax effect (1)	(599)	-0.6%	(767)	-1.2%	(432)	-0.5%
Foreign Tax Effects
Macau
Rate differential	-	0.0%	(306)	-0.5%	-	0.6%
Adjustments relating to prior years	-	0.0%	687	1.1%	-	0.0%
Change in valuation allowance	-	0.0%	499	0.8%	-	0.0%
Other	-	0.0%	91	0.1%	-	0.0%
PRC
Rate differential	-	0.0%	-	0.0%	661	0.8%
Nontaxable controlled foreign corporation ("CFC") income	-	0.0%	-	0.0%	(3,235)	-3.9%
Withholding tax on Dividends	-	0.0%	-	0.0%	(227)	-0.3%
Change in valuation allowance	-	0.0%	-	0.0%	(272)	-0.3%
Other	-	0.0%	-	0.0%	(79)	-0.1%
Other foreign jurisdictions	999	1.1%	626	1.0%	787	0.9%
	999	1.1%	1,597	2.6%	(2,365)	-2.8%
Effects of changes in tax laws/rates enacted in the current period
Effects of cross-border tax laws
Global intangible low-taxed income	1,529	1.6%	22	0.0%	668	0.8%
Foreign-derived intangible income	-	0.0%	-	0.0%	(478)	-0.6%
Adjustments to transition tax	-	0.0%	493	0.8%	-	0.0%
Tax credits
Research and development tax credits	(407)	-0.4%	68	0.1%	(75)	-0.1%
Changes in valuation allowances	-	0.0%	-	0.0%	(184)	-0.2%
Nontaxable or nondeductible items
Share-based payment awards	(2,148)	-2.3%	(1,027)	-1.7%	(483)	-0.6%
Change in COLI	(295)	-0.3%	(275)	-0.4%	(273)	-0.3%
Intercompany bad debt	1,952	2.1%	1,118	1.8%	-	0.0%
Section 162(m) limitation	476	0.5%	-	0.0%	-	0.0%
Other	23	0.0%	67	0.1%	(50)	-0.1%
Changes in unrecognized tax benefits	(604)	-0.6%	(1,696)	-2.7%	(4,726)	-5.7%
Other adjustments	52	0.1%	36	0.1%	374	0.4%
Effective tax rate	$20,939	22.0%	$12,616	20.5%	$9,470	11.4%

(1) The states and local jurisdictions that contribute the majority (greater than 50%) of the tax effect in this category include Minnesota, California, Florida, and New Jersey.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 1, "Description of Business and Summary of Significant Accounting Policies" under the caption “Recently Issued Accounting Standards – Recently Adopted Accounting Standards”, cash paid for income taxes, net of refunds, was as follows:

	Years Ended December 31,
	2025	2024	2023
Federal	$9,037	$14,671	$19,003
State and Local	968	1,220	1,357
Foreign
Slovakia	1,238	2,021	-
United Kingdom	2,534	2,561	-
Macau	1,638	-	-
PRC	2,098	-	-
Israel	3,798	-	-
Other	2,420	2,479	4,696
Total foreign taxes paid	13,726	7,061	4,696
Total income taxes paid	$23,731	$22,952	$25,056

As of December 31, 2025 and 2024, the Company has gross foreign net operating losses (“NOLs”) of $14.8 million and $14.4 million which amount to $3.9 million of deferred tax assets for each period. The Company has no federal or state NOLs during these periods. In addition, the Company has $0.2 million and $0.3 million of credit carryforwards for each period. The Company believes that it is more likely than not that the benefit arising from certain NOL, credit carryforwards and acquisition assets will not be realized. In recognition of this risk, the Company has provided a valuation allowance of $2.1 million and $1.8 million on these deferred tax assets for each period. The federal and certain foreign NOLs can be carried forward indefinitely, the state and certain foreign NOLs expire at various times during 2029 – 2044 and the tax credit carryforwards expire at various times during 2032 – 2044.

As of December 31, 2025, we are not indefinitely reinvested with respect to undistributed earnings from some of our Asian subsidiaries.  There was no material deferred tax expense recorded for foreign tax costs associated with the future remittance of these undistributed earnings.  The Company remains permanently reinvested with respect to undistributed earnings from our other foreign subsidiaries. It is not practicable to estimate the amount of deferred tax liability, if any, with respect to these permanently reinvested undistributed earnings.

Components of deferred income tax assets and liabilities are as follows:

	December 31,
	2025	2024
	Tax Effect	Tax Effect
Deferred tax assets:
State tax credits	$-	$90
Reserves and accruals	6,846	6,970
Federal, state and foreign net operating loss and credit carryforwards	4,448	4,247
Depreciation	367	384
Amortization	8,829	9,845
Lease accounting	5,402	6,157
Other accruals	5,319	6,054
Total deferred tax assets	31,211	33,747
Valuation allowance	2,057	1,844
Net deferred tax assets	29,154	31,903
Deferred tax liabilities:
Unfunded pension liability	260	260
Depreciation	2,177	2,685
Amortization	36,637	34,903
Lease accounting	5,231	5,960
Other accruals	1,690	581
Total deferred tax liabilities	45,995	44,389
Net deferred tax liabilities	$(16,841)	$(12,486)

At December 31, 2025, 2024 and 2023, the Company has approximately $17.5 million, $18.1 million and $19.8 million, respectively, of liabilities for uncertain tax positions. These amounts, if recognized, would reduce the Company’s effective tax rate. As of December 31, 2025, approximately $2.0 million of the Company’s liabilities for uncertain tax positions are expected to be resolved during the next twelve months by way of expiration of the related statutes of limitations.

A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, including the portion included in income taxes payable, is as follows:

	Year Ended December 31,
	2025	2024
Liability for uncertain tax positions - January 1	$18,127	$19,823
Additions based on tax positions related to the current year	664	1,053
Translation adjustment	-	-
Settlement/expiration of statutes of limitations	(1,267)	(2,749)
Liability for uncertain tax positions - December 31	$17,524	$18,127

The Company’s policy is to recognize interest and penalties related to uncertain tax positions as a component of the current provision for income taxes. During the years ended December 31, 2025, 2024 and 2023, the Company recognized $0.2 million, $0.3 million and $0.4 million, respectively, in interest and penalties in the consolidated statements of operations. During the years ended December 31, 2025, 2024 and 2023, the Company recognized a benefit of $0.4 million, $1.1 million and $2.3 million, respectively, for the reversal of such interest and penalties, relating to the expiration of statues of limitations and settlement of the acquired liability for uncertain tax positions. The Company has approximately $1.1 million, $1.2 million and $2.0 million accrued for the payment of interest and penalties at December 31, 2025, 2024 and 2023, respectively, which is included in both income taxes payable and liability for uncertain tax positions in the consolidated balance sheets.